Debt (credit facility) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Line of Credit Facility [Line Items]
Amounts drawn on credit facility	$ 33,000	$ 7,000
Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, date of expiration	March 2013
Commitment fees, minimum (in hundredths)	0.40%
Commitment fees, maximum (in hundredths)	0.50%
Daily average amount outstanding	22,670	49,957
Weighted-average interest rate on daily average amount outstanding (in hundredths)	3.02%	3.20%
Weighted-average interest rate on amount outstanding at end of period (in hundredths)	3.21%	5.25%
Credit facility commitment	200,000
Amounts drawn on credit facility	(33,000)
Outstanding letters of credit	(8,551)
Net available for borrowing at end of period	$ 158,449
Ratio of EBITDA to interest expense	two to one